SCHEDULE OF RECONCILIATION OF ACTIVITY AND CHANGES IN FAIR VALUE (Details) - USD ($)	3 Months Ended					10 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
SAFE Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning balance			$ 6,367,200	$ 5,520,100	$ 5,212,200		$ 5,212,200
Issuance of notes					200,000	5,000,000	200,000
Change in fair value				847,100	107,900	212,200	955,000
Sponsor earnout liability recognized on closing of Business Combination
Issuance of common stock upon conversion			(6,367,200)				(6,367,200)
Ending balance				6,367,200	5,520,100	5,212,200
Convertible Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning balance
Issuance of notes							2,100,000
Change in fair value							471,400
Sponsor earnout liability recognized on closing of Business Combination
Issuance of common stock upon conversion							(2,571,400)
Ending balance
Sponsor Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning balance	532,700	2,972,800
Issuance of notes
Change in fair value	(528,000)	(2,440,100)	(1,636,100)				(4,076,200)
Sponsor earnout liability recognized on closing of Business Combination			4,608,900				4,608,900
Issuance of common stock upon conversion
Ending balance	$ 4,700	$ 532,700	$ 2,972,800				$ 532,700